Equity accounted investments - Keliber - Narrative (Details) - Keliber € in Millions		12 Months Ended
	Mar. 17, 2021 EUR (€)	Dec. 31, 2021 t tranche	Sep. 16, 2021 EUR (€)
EQUITY-ACCOUNTED INVESTMENTS
Current ore stockpiles | t		12,300,000
Annual lithium production | t		15,000
Total phased equity investment	€ 30
Number of tranches | tranche		2
Additional earn-in period		12 months
Proportion of ownership interest in associate		26.60%
First tranche
EQUITY-ACCOUNTED INVESTMENTS
Total phased equity investment	15
Second tranche
EQUITY-ACCOUNTED INVESTMENTS
Total phased equity investment	10		€ 10
Tranche three and four
EQUITY-ACCOUNTED INVESTMENTS
Total phased equity investment	€ 15
Forecast
EQUITY-ACCOUNTED INVESTMENTS
Proportion of ownership interest in associate	30.00%